Quarterly Holdings Report
for

Fidelity® Growth Discovery Fund

March 31, 2019

CII-QTLY-0519
1.799853.115

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.2%
Entertainment - 0.5%
Electronic Arts, Inc. (a)	94,534	$9,607
Interactive Media & Services - 7.5%
Alphabet, Inc. Class A (a)	101,352	119,280
Facebook, Inc. Class A (a)	97,691	16,284
Tencent Holdings Ltd.	322,000	14,808
		150,372
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	157,146	3,658

TOTAL COMMUNICATION SERVICES		163,637

CONSUMER DISCRETIONARY - 14.4%
Diversified Consumer Services - 1.1%
Grand Canyon Education, Inc. (a)	114,600	13,123
Laureate Education, Inc. Class A (a)	576,800	8,635
		21,758
Hotels, Restaurants & Leisure - 2.1%
Domino's Pizza, Inc.	36,000	9,292
McDonald's Corp.	87,000	16,521
Wingstop, Inc.	87,900	6,683
Yum! Brands, Inc.	102,100	10,191
		42,687
Household Durables - 1.1%
Blu Homes, Inc. (a)(b)(c)	3,320,224	6
D.R. Horton, Inc.	258,700	10,705
NVR, Inc. (a)	4,100	11,345
		22,056
Internet & Direct Marketing Retail - 6.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	91,300	16,658
Amazon.com, Inc. (a)	67,400	120,023
		136,681
Specialty Retail - 2.1%
Five Below, Inc. (a)	26,300	3,268
Floor & Decor Holdings, Inc. Class A (a)	103,900	4,283
Ross Stores, Inc.	171,400	15,957
Ulta Beauty, Inc. (a)	49,900	17,402
		40,910
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (a)	79,100	3,619
LVMH Moet Hennessy - Louis Vuitton SA	39,980	14,726
Pinduoduo, Inc. ADR (d)	135,500	3,360
		21,705

TOTAL CONSUMER DISCRETIONARY		285,797

CONSUMER STAPLES - 3.7%
Beverages - 1.2%
Fever-Tree Drinks PLC	158,867	6,247
Kweichow Moutai Co. Ltd. (A Shares)	48,729	6,200
Pernod Ricard SA	34,700	6,228
Pernod Ricard SA ADR	146,900	5,277
		23,952
Food Products - 0.2%
The Simply Good Foods Co. (a)	146,800	3,023
Household Products - 1.6%
Energizer Holdings, Inc.	247,600	11,125
Procter & Gamble Co.	198,800	20,685
		31,810
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	86,700	14,353

TOTAL CONSUMER STAPLES		73,138

ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc. (a)	469,100	32,068
Reliance Industries Ltd.	727,253	14,330
		46,398
FINANCIALS - 5.9%
Banks - 2.5%
First Republic Bank	153,900	15,461
HDFC Bank Ltd.	36,455	1,225
HDFC Bank Ltd. sponsored ADR	104,700	12,136
M&T Bank Corp.	88,600	13,912
Metro Bank PLC (a)	25,300	250
SunTrust Banks, Inc.	117,500	6,962
		49,946
Capital Markets - 3.3%
Charles Schwab Corp.	728,100	31,134
CME Group, Inc.	160,645	26,439
JMP Group, Inc.	75,200	282
MSCI, Inc.	4,100	815
The Blackstone Group LP	203,900	7,130
		65,800
Diversified Financial Services - 0.1%
Prosegur Cash SA (e)	497,300	1,098

TOTAL FINANCIALS		116,844

HEALTH CARE - 15.6%
Biotechnology - 4.0%
AC Immune SA (a)	140,900	712
Acceleron Pharma, Inc. (a)	54,700	2,547
Affimed NV (a)(d)	200,400	842
Aimmune Therapeutics, Inc. (a)	125,000	2,794
Alexion Pharmaceuticals, Inc. (a)	74,600	10,084
Atara Biotherapeutics, Inc. (a)	48,500	1,928
Biogen, Inc. (a)	45,200	10,684
Calyxt, Inc. (a)	106,088	1,866
Cytokinetics, Inc. (a)	147,971	1,197
Gamida Cell Ltd. (a)(d)	20,200	231
Immunomedics, Inc. (a)	591,100	11,355
Insmed, Inc. (a)	343,378	9,982
Prothena Corp. PLC (a)	96,400	1,169
Rubius Therapeutics, Inc.	18,700	338
Vertex Pharmaceuticals, Inc. (a)	128,193	23,581
		79,310
Health Care Equipment & Supplies - 6.3%
Align Technology, Inc. (a)	35,000	9,952
Becton, Dickinson & Co.	124,000	30,967
Boston Scientific Corp. (a)	672,000	25,791
Danaher Corp.	125,855	16,615
Intuitive Surgical, Inc. (a)	56,300	32,124
Penumbra, Inc. (a)	21,300	3,131
ResMed, Inc.	59,600	6,197
		124,777
Health Care Providers & Services - 0.5%
National Vision Holdings, Inc. (a)	5,600	176
Neuronetics, Inc. (d)	27,800	424
UnitedHealth Group, Inc.	37,200	9,198
		9,798
Health Care Technology - 0.4%
Veeva Systems, Inc. Class A (a)	61,200	7,764
Life Sciences Tools & Services - 1.1%
Bio-Techne Corp.	1,000	199
Codexis, Inc. (a)	81,800	1,679
Mettler-Toledo International, Inc. (a)	12,900	9,327
Thermo Fisher Scientific, Inc.	37,800	10,347
		21,552
Pharmaceuticals - 3.3%
Allergan PLC	105,600	15,461
AstraZeneca PLC sponsored ADR	675,000	27,290
Mallinckrodt PLC (a)	173,600	3,774
Novartis AG sponsored ADR	103,700	9,970
Perrigo Co. PLC	201,100	9,685
		66,180

TOTAL HEALTH CARE		309,381

INDUSTRIALS - 8.3%
Aerospace & Defense - 0.4%
TransDigm Group, Inc. (a)	19,727	8,956
Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	255,200	15,463
Electrical Equipment - 1.8%
AMETEK, Inc.	186,200	15,449
Fortive Corp.	241,627	20,270
		35,719
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	30,514	10,435
Machinery - 2.3%
Allison Transmission Holdings, Inc.	164,900	7,407
Chart Industries, Inc. (a)	24,900	2,254
Deere & Co.	112,900	18,046
Gardner Denver Holdings, Inc. (a)	555,500	15,448
Lincoln Electric Holdings, Inc.	23,500	1,971
		45,126
Professional Services - 1.9%
Equifax, Inc.	87,900	10,416
IHS Markit Ltd. (a)	178,800	9,723
TransUnion Holding Co., Inc.	254,200	16,991
		37,130
Road & Rail - 0.6%
Norfolk Southern Corp.	64,300	12,017

TOTAL INDUSTRIALS		164,846

INFORMATION TECHNOLOGY - 33.7%
Electronic Equipment & Components - 0.4%
Zebra Technologies Corp. Class A (a)	34,600	7,250
IT Services - 10.4%
Adyen BV (e)	4,037	3,161
Broadridge Financial Solutions, Inc.	9,400	975
Elastic NV (d)	1,800	144
Fiserv, Inc. (a)	198,000	17,479
GoDaddy, Inc. (a)	193,400	14,542
MasterCard, Inc. Class A	73,000	17,188
Okta, Inc. (a)	33,000	2,730
PayPal Holdings, Inc. (a)	427,800	44,423
Shopify, Inc. Class A (a)	44,500	9,186
VeriSign, Inc. (a)	94,200	17,103
Visa, Inc. Class A	471,096	73,580
Wix.com Ltd. (a)	46,800	5,655
		206,166
Semiconductors & Semiconductor Equipment - 3.9%
ASML Holding NV	74,000	13,916
Broadcom, Inc.	23,100	6,946
Cree, Inc. (a)	66,200	3,788
Marvell Technology Group Ltd.	16,600	330
NVIDIA Corp.	125,100	22,463
NXP Semiconductors NV	240,900	21,293
Semtech Corp. (a)	158,200	8,054
		76,790
Software - 16.8%
Adobe, Inc. (a)	204,300	54,444
Autodesk, Inc. (a)	116,500	18,153
Black Knight, Inc. (a)	201,600	10,987
DocuSign, Inc.	110,400	5,723
Intuit, Inc.	93,200	24,363
Microsoft Corp.	1,245,500	146,889
Parametric Technology Corp. (a)	105,500	9,725
Salesforce.com, Inc. (a)	234,364	37,116
SolarWinds, Inc. (a)	546,200	10,662
Splunk, Inc. (a)	58,700	7,314
Upwork, Inc.	4,500	86
Zscaler, Inc. (a)	132,000	9,363
		334,825
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	236,400	44,904

TOTAL INFORMATION TECHNOLOGY		669,935

MATERIALS - 3.0%
Chemicals - 2.7%
DowDuPont, Inc.	286,500	15,273
Sherwin-Williams Co.	26,700	11,500
The Chemours Co. LLC	445,400	16,551
Umicore SA	217,291	9,650
		52,974
Containers & Packaging - 0.3%
Aptargroup, Inc.	62,100	6,607

TOTAL MATERIALS		59,581

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.7%
American Tower Corp.	242,600	47,807
Crown Castle International Corp.	159,700	20,442
SBA Communications Corp. Class A (a)	26,300	5,251
		73,500
TOTAL COMMON STOCKS
(Cost $1,398,989)		1,963,057

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.5%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
BioNTech AG Series A (a)(b)(c)	7,174	2,043
INDUSTRIALS - 0.4%
Road & Rail - 0.4%
Uber Technologies, Inc. Series D, 8.00% (a)(b)(c)	162,572	7,813
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(b)(c)	48,212	47

TOTAL CONVERTIBLE PREFERRED STOCKS		9,903

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	404,850	3,567
TOTAL PREFERRED STOCKS
(Cost $7,869)		13,470

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 2.48% (f)	11,522,381	11,525
Fidelity Securities Lending Cash Central Fund 2.48% (f)(g)	4,113,452	4,114
TOTAL MONEY MARKET FUNDS
(Cost $15,639)		15,639
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,422,497)		1,992,166
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(6,033)
NET ASSETS - 100%		$1,986,133

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,909,000 or 0.5% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,259,000 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E (Escrow)	8/1/14	$87
BioNTech AG Series A	12/29/17	$1,571
Blu Homes, Inc.	6/21/13	$1,108
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$2,522

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$472
Fidelity Securities Lending Cash Central Fund	49
Total	$521

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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